Allowance for Loan Losses and Recorded Investment in Loans by Loan Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 10,195	$ 7,176	$ 11,599
Provision for loan losses	437	6,793	2,276
Charge-offs	(7,264)	(3,774)	(8,205)
Recoveries			1,506
Balance at end of period	3,368	10,195	7,176
Ending balance: individually evaluated for impairment	3,368	10,195	7,176
Uninsured Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	6,914	888	1,983
Provision for loan losses		6,774
Charge-offs	(4,222)	(748)	(2,601)
Recoveries			1,506
Balance at end of period	2,692	6,914	888
Ending balance: individually evaluated for impairment	2,692	6,914	888
Insured Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	3,281	6,288	9,616
Provision for loan losses	437	19	2,276
Charge-offs	(3,042)	(3,026)	(5,604)
Balance at end of period	676	3,281	6,288
Ending balance: individually evaluated for impairment	$ 676	$ 3,281	$ 6,288